INCOME TAX - Tax rate to provision reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation between the income tax expense computed by applying the statutory tax rate to loss before income tax and the actual provision for income tax
Federal statutory tax rate	21.00%	21.00%	21.00%
Effect of tax rates in foreign jurisdiction	(5.80%)	(9.56%)	(15.85%)
State taxes	0.05%	0.60%	0.30%
Effect of preferential tax rate	(0.07%)
Research and development credit	(2.94%)	(3.13%)	(0.33%)
Non-deductible expenses	(0.25%)	0.44%	0.20%
Foreign income tax	0.03%
Changes in valuation allowances	(11.99%)	(9.35%)	(5.32%)
Effective tax rate	0.03%	0.00%	0.00%
Reserve for uncertain tax positions	$ 0	$ 0	$ 0